Long-term bank debt, current and non current, textuals 1 (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2012	Dec. 31, 2014
Line Of Credit Facility [Line Items]
Current portion of bank debt	$ 6,000		$ 6,000
Long-term portion of bank debt	$ 92,700		$ 92,700
Rbs Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line of credit facility, initiation date	Dec. 16, 2011
Line of credit facility, maximum borrowing capacity	$ 100,000
Line of credit facility	98,700
Commitment fee percentage		0.99%
Line of credit facility remaining borrowing capacity	$ 0
Debt instrument, maturity date, description	5 years
Line of credit facility age limit of vessels	20 years
Debt instrument maturity date	Jan. 17, 2017
Line of credit facility, interest rate description	Libor
Loan margin percentage	3.10%	2.75%
Line of credit facility, priority	first priority mortgages over certain vessels of fleet
Restricted cash description	security interest on the minimum cash held by the borrower in favour of the lenders	minimum cash of 10% of the drawings under the revolving credit facility, but not less than $5,000
Line of credit facility dividend restrictions	The Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.
Covenant breach, prepayment waived by lenders	$ 8,521
Rbs Credit Facility [Member] | Minimum [Member]
Line Of Credit Facility [Line Items]
Borrower minimum liquidity percentage	10.00%
Borrower minimum liquidity	$ 5,000